UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Partnership Income [Abstract]
Total operating revenues	$ 78,299		$ 71,193		$ 153,226		$ 129,796
Vessel operating expenses	14,070	[1]	10,469	[1]	27,200	[1]	21,545	[1]
Voyage and commission expenses	1,518		951		3,212		1,043
Administrative expenses	1,328	[2]	2,449	[2]	2,594	[2]	4,037	[2]
Depreciation and amortization	16,991		11,983		30,666		22,889
Total operating expenses	33,907		25,852		63,672		49,514
Operating income	44,392		45,341		89,554		80,282
Financial income (expenses)
Interest income	259		502		532		1,025
Interest expense	(10,589)		(9,069)		(20,970)		(16,710)
Other financial items	(114)		(2,464)		966		(3,521)
Net financial expenses	(10,444)		(11,031)		(19,472)		(19,206)
Income before tax	33,948		34,310		70,082		61,076
Taxes	(4,021)		(1,597)		(7,156)		(1,616)
Net income	29,927		32,713		62,926		59,460
Less: Net income attributable to non-controlling interests	(1,961)		(2,504)		(4,644)		(4,975)
Net income attributable to Golar LNG Partners LP Owners	27,966		30,209		58,282		54,485
Dropdown Predecessor's interest in net income	0		10,378		0		15,201
General partner’s interest in net income	875	[3]	398	[3]	2,512	[3]	786	[3]
Limited partners’ interest in net income	$ 27,091		$ 19,433		$ 55,770		$ 38,498
Earnings per unit:
Common unit (basic and diluted) (in dollars per unit)	$ 0.47		$ 0.54		$ 1.00		$ 1.06
Subordinated unit (basic and diluted) (in dollars per unit)	$ 0.47		$ 0.44		$ 0.98		$ 0.87
General partner unit (basic and diluted) (in dollars per unit)	$ 1.26	[3],[4]	$ 0.50	[3],[4]	$ 2.61	[3],[4]	$ 0.99	[3],[4]
Cash distributions declared and paid per unit (in dollars per unit)	$ 0.52		$ 0.43		$ 1.02		$ 0.86

[1]	This includes related party ship management fee recharges of $2.4 million and $1.0 million for the three months ended June 30, 2013 and 2012, respectively, and $3.5 million and $2.1 million for the six months ended June 30, 2013 and 2012, respectively.
[2]	This includes related party management and administrative fee recharges of $0.7 million for each of the three months ended June 30, 2013 and 2012, and $1.4 million and $1.3 million for the six months ended June 30, 2013 and 2012, respectively.
[3]	This includes net income attributable to Incentive Distribution Rights ("IDRs") holders for the three months ended June 30, 2013 and 2012 of $0.3 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.3 million and $nil, respectively.
[4]	This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.